Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income Before Income Taxes and Current and Deferred Income Tax Expense

Domestic and foreign components of income before income taxes and the current and deferred income tax expense attributable to such income are summarized as follows:

	Year ended December 31, 2017
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	276,149	77,735	353,884

Income taxes:
Current	80,225	35,402	115,627
Deferred	(7,453)	(10,150)	(17,603)

	72,772	25,252	98,024

	Year ended December 31, 2016
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	135,131	109,520	244,651

Income taxes:
Current	47,687	27,806	75,493
Deferred	4,126	3,062	7,188

	51,813	30,868	82,681

	Year ended December 31, 2015
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	228,871	118,567	347,438

Income taxes:
Current	80,020	31,413	111,433
Deferred	3,414	1,258	4,672

	83,434	32,671	116,105

Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2017	2016	2015
Japanese statutory income tax rate	31.0%	33.0%	35.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes *	3.7	0.8	0.8
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(2.1)	(3.0)	(2.9)
Tax credit for research and development expenses	(4.8)	(3.0)	(4.8)
Change in valuation allowance	1.7	(0.8)	(0.4)
Effect of enacted changes in tax laws and rates on Japanese tax	—	1.4	1.9
Effect of enacted changes in U.S. tax laws	(3.6)	—	—
Other	1.8	5.4	3.8

Effective income tax rate	27.7%	33.8%	33.4%

*	Expenses not deductible for tax purposes for the year ended December 31, 2017 primarily consist of impairment losses on goodwill.

Captions of Net Deferred Income Tax Assets and Liabilities Included in Consolidated Balance Sheets

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2017	2016
	(Millions of yen)
Other assets	150,854	149,866
Other noncurrent liabilities	(90,010)	(108,429)

	60,844	41,437

Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016 are presented below:

	December 31
	2017	2016
	(Millions of yen)
Deferred tax assets:
Inventories	11,921	15,387
Accrued business tax	4,705	1,835
Accrued pension and severance cost	98,114	108,781
Research and development – costs capitalized for tax purposes	5,383	5,998
Property, plant and equipment	33,488	26,519
Accrued expenses	30,126	31,316
Net operating losses carried forward	29,006	29,167
Other	38,526	33,782

	251,269	252,785
Less valuation allowance	(30,783)	(26,687)

Total deferred tax assets	220,486	226,098
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(9,859)	(9,450)
Net unrealized gains on securities	(1,815)	(7,321)
Tax deductible reserve	(4,396)	(4,449)
Financing lease revenue	(38,287)	(47,802)
Intangible assets	(74,377)	(85,888)
Other	(30,908)	(29,751)

Total deferred tax liabilities	(159,642)	(184,661)

Net deferred tax assets	60,844	41,437

Amounts and Period Ranges of Operating Losses Carried Forward Available to Reduce Future Taxable Income

Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to an indefinite period as follows:

(Millions of yen)
Within one year	654
After one year through five years	38,641
After five years through ten years	39,278
After ten years through twenty years	52,250
Indefinite period	54,814

Total	185,637

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2017	2016	2015
	(Millions of yen)
Balance at beginning of year	7,318	6,056	6,431
Additions for tax positions of the current year	2,956	2,741	2,174
Additions for tax positions of prior years	250	—	165
Reductions for tax positions of prior years	(915)	(665)	(1,180)
Settlements with tax authorities	—	(370)	(505)
Other	673	(444)	(1,029)

Balance at end of year	10,282	7,318	6,056